Investment Properties	12 Months Ended
Mar. 31, 2024
Investment Properties [Abstract]
INVESTMENT PROPERTIES
12.	INVESTMENT PROPERTIES

Investment properties consist of:

Cost	Total
Balance, March 31, 2023	$-
Additions	287
Transfer from property, plant, and equipment	837
Impact of foreign currency translation	(9)
Balance, March 31, 2024	$1,115

Accumulated depreciation and amortization
Balance, March 31, 2023	$-
Depreciation and amortization	(39)
Transfer from property, plant, and equipment	(619)
Impact of foreign currency translation	6
Balance, March 31, 2024	$(652)

Carrying amounts
Balance, March 31, 2023	$-
Balance, March 31, 2024	$463

Investment properties include real estate properties that are rented out to earn rental income. The investment properties were initially recorded at cost, and subsequently measured at cost less accumulated depreciation. Depreciation is computed on a straight-line basis based on the nature and an estimated 20 years’ useful life of the asset. The Company did not engage an independent valuer to value the properties, and the fair value of the properties estimated based on the quoted market prices for the similar real estate properties in the nearby neighborhoods were approximately $2.8 million as at March 31,2024.

During the year ended March 31, 2024, the Company recorded rental income of $0.1 million, which was included in other expenses on the consolidated statements of income.